Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies
Rent expense	$ 3,500,000	$ 3,600,000
Future annual minimum lease payments
2013	4,522,000
2014	4,522,000
2015	4,106,000
2016	3,938,000
2017	3,938,000
2018	2,953,000
Total	23,979,000
Future annual minimum sublease payments
2013	583,000
2014	583,000
2015	241,000
Total	$ 1,407,000